Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Loss
The following tables set forth the computation of basic and diluted loss for the three months ended March 31, 2022 and 2021:

	For The Three Months Ended March 31,
	2022		2021
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributed to common stockholders	$(67,657)	$(18,056)	$(40,862)	$(118,110)
Adjustment to redemption value on Convertible Preferred Stock	—	—	(260,051)	(751,675)
Net loss attributed to common stockholders	$(67,657)	$(18,056)	$(300,913)	$(869,785)
Basic weighted average common shares outstanding	208,112,630	55,539,188	16,206,813	46,845,555
Dilutive weighted average common shares outstanding	208,112,630	55,539,188	16,206,813	46,845,555
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(0.33)	$(0.33)	$(18.57)	$(18.57)

The following tables set forth the computation of basic and diluted loss for the year ended December 31, 2021, 2020 and 2019:

	For The Year Ended December 31,
	2021		2020		2019
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributed to common stockholders	$(175,951)	$(81,831)	$(8,120)	$(60,174)	$(5,989)	$(47,190)
Adjustment to redemption value on Convertible Preferred Stock	(690,559)	(321,167)	—	—	—	—
Net loss attributed to common stockholders	$(866,510)	$(402,998)	$(8,120)	$(60,174)	$(5,989)	$(47,190)
Basic weighted average common shares outstanding	110,837,016	51,548,314	6,585,392	48,801,526	5,374,543	42,349,994
Dilutive weighted average common shares outstanding	110,837,016	51,548,314	6,585,392	48,801,526	5,374,543	42,349,994
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(7.82)	$(7.82)	$(1.23)	$(1.23)	$(1.11)	$(1.11)

Schedule of Antidilutive Shares
There were no preferred dividends declared or accumulated as of March 31, 2021. The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	As of March 31,
	2022		2021
	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	8,249,326	—	7,553,987	—
RSUs	13,359,326	—	—	—
Convertible Preferred Stock	—	—	131,568,927	—
Warrants	—	—	480,520	—
Total	21,608,652	—	139,603,433	—

There were no preferred dividends declared or accumulated as of December 31, 2021, 2020 and 2019. The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	As of December 31,
	2021		2020		2019
	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	7,310,199	—	8,546,017	—	5,821,379	—
RSUs	10,678,818	—	—	—	—	—
Convertible Preferred Stock	—	—	103,070,786	—	103,070,786	—
Warrants	—	—	480,520	—	480,520	—
RSAs	—	—	—	—	62,345	1,928,500
Total	17,989,017	—	112,097,323	—	109,435,030	1,928,500